Condensed Consolidated Statements of Cash Flows(USD ($)) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 36	$ 28	$ 296	$ 112	$ 132
Adjustments to reconcile net income/(loss) to net cash (used in)/ provided by operating activities:
Stock-based compensation expense	10	8	33	26	18
(Gain)/loss on sale of discontinued operations, net of tax	(1)			(1)	5
Deferred income taxes			21	(124)	(185)
Currency exchange rate differences on financial transactions and other losses/(gains)	30	16	140	212	(55)
Loss on derivative instruments				1	27
Equity in net income from affiliates, net of dividends received	2	5	3	7	6
Depreciation and amortization			520	529	558
Depreciation and amortization	128	131	183	171	168
Changes in operating assets and liabilities, net of effect of businesses acquired and divested:
Trade and other receivables, net	27	51	(13)	(71)	(77)
Prepaid expenses and other current assets	(31)	(27)	(19)	(33)	(18)
Accounts payable and other current liabilities and deferred revenues	(172)	(228)	(190)	(32)	11
Other non-current liabilities	(3)	(1)	(10)	(2)	(8)
Interest payable	30	30	24	23	129
Income taxes payable	(4)	(13)	(3)	12	1
Net cash provided by operating activities	52		802	659	544
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(11)	(16)	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net			(4)	5	17
Additions to property, plant and equipment and other assets	(9)	(42)	(132)	(177)	(178)
Additions to intangible assets	(61)	(40)	(226)	(190)	(156)
Other investing activities	(1)			(1)	7
Net cash used in investing activities	(82)	(98)	(522)	(495)	(365)
Financing Activities
Net borrowings under revolving credit facility	55	120
Proceeds from issuances of debt, net of issuance costs	1,867	1,209	1,999	6	1,065
Repayment of debt	(1,889)	(1,271)	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	1	6	3	(6)	(6)
Capital contribution from parent				2,077
Payments made under stock plan	(4)
Cash dividends from/(paid to) parent			15		(9)
Return of capital to parent	(35)
Activity under stock plans			(5)	(2)	(4)
Settlement of derivatives and other financing activities	(5)	(4)
Other financing activities			(98)	(222)	(82)
Net cash (used in)/provided by financing activities	(10)	60	(316)	(257)	(264)
Effect of exchange-rate changes on cash and cash equivalents	(15)	7	5	(7)	(8)
Net decrease in cash and cash equivalents	(55)	(31)	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	287	318	318	418	511
Cash and cash equivalents at end of period	232	287	287	318	418
Supplemental Cash Flow Information
Cash paid for income taxes	(29)	(23)	(124)	(132)	(129)
Cash paid for interest, net of amounts capitalized	$ (52)	$ (71)	$ (366)	$ (433)	$ (531)